Average Annual Total Returns - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio	Apr. 29, 2024
Select Utilities Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(1.17%)
Past 5 years	8.59%
Past 10 years	9.10%
Select Utilities Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.00%)
Past 5 years	7.65%
Past 10 years	7.91%
Select Utilities Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.13%)
Past 5 years	6.70%
Past 10 years	7.17%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1528
Average Annual Return:
Past 1 year	(7.37%)
Past 5 years	6.46%
Past 10 years	8.64%